Revenue by Geographic Area	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Revenue by Geographic Area

9. Revenue by Geographic Area

Revenue by geographic area is based on the IP address at the time of registration. The following table sets forth revenue by geographic area (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Revenue by geographic area:
United States	$45,470	$78,251	$143,145	$60,847	$104,993
International	4,450	10,595	23,774	10,472	18,857

Total	$49,920	$88,846	$166,919	$71,319	$123,850

Percentage of revenue by geographic area:
United States	91%	88%	86%	85%	85%
International	9%	12%	14%	15%	15%

Long-lived assets outside the United States were insignificant.